Business Combination and Goodwill	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business combination and goodwill
7.	Business combination and goodwill
On 19 November 2021, the Group acquired 55% of the shares of Shotl Transportation, S.L. (“Shotl”), a mass transit platform that partners with municipalities and corporations to provide on-demand
bus and van services across Europe, Latin America and Asia-Pacific. This acquisition has been accounted for in accordance with IFRS 3 Business Combination.
The initial accounting is based on the management’s best estimate of the fair value of the assets and liabilities acquired by the Group and will be finalized within the next 12 months. The finalization of the purchase price allocation may result in a change in the fair value of assets and liabilities acquired, and accordingly a corresponding change in the goodwill. The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Shotl at the date of acquisition are as follows:

In USD	Provisional fair value recognized on acquisition
Assets
Intangible Assets	1,002,147
Property and Equipment	1,846
Other assets	8,697
Trade and other receivables	365,061
Cash and cash equivalents	145,551

Total Assets	1,523,302

Liabilities
Interest-bearing loans	493,779
Loans from related parties	482,161
Trade and other payables	238,046

Total Liabilities	1,213,986

Total identifiable net assets at fair value	309,316

Non-controlling interest measured at fair value	139,643
Goodwill arising on acquisition	4,418,226

Purchase consideration	4,557,869

In USD	Cash flow on acquisition
Net cash acquired with the subsidiary	145,551
Cash consideration paid	(968,997)

Purchase consideration transferred	(823,446)

Purchase consideration is paid as follows:

•	$ 1 million in Pivotal Holdings (as defined in Note 34) shares at closing of the SPAC transaction;

•	A pproximately $ 0.97 million in cash at closing of acquisition;

•	approximately $ 1 million in cash 6 months after closing of the acquisition;

•	approximately $ 1 million in cash 12 months after closing of the acquisition; and

•	approximately $ 0.6 million in cash payable at the later of 18 months after closing or satisfaction of certain revenue and grants earn-out condition.
Revenue and loss contribution
The acquired business’s contribution to revenue and loss since acquisition date was insignificant to the Group.